Changes in Accounting Policies (Details 1) - USD ($)		Dec. 31, 2019	Jun. 30, 2019	Jun. 01, 2019
Right-of-use assets
Properties	[1]	$ 77,353		$ 96,824

[1]	Included in the line item 'property, plant and equipment' in the condensed consolidated balance sheet.